Shareholders’ Equity (Details Narrative)																1 Months Ended					6 Months Ended		12 Months Ended
	Jul. 22, 2026	Jun. 22, 2026 shares	Jun. 08, 2026 USD ($) $ / shares shares	Apr. 11, 2026 shares	Sep. 23, 2025 USD ($) $ / shares shares	Sep. 10, 2025 USD ($) $ / shares shares	Jul. 15, 2025 USD ($)	May 02, 2025 USD ($) $ / shares shares	Mar. 03, 2025 USD ($) shares	Feb. 28, 2025 shares	Feb. 14, 2025 USD ($) $ / shares	Apr. 19, 2024 $ / shares shares	Apr. 12, 2024 $ / shares shares	Apr. 09, 2024	Feb. 19, 2024 $ / shares shares	Jun. 30, 2025 $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Feb. 28, 2024 $ / shares shares	Dec. 31, 2023 shares	Aug. 31, 2023 shares	Jan. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2024 SGD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 USD ($) $ / shares shares	Jun. 07, 2026 $ / shares	Sep. 11, 2025 $ / shares	Feb. 04, 2025 $ / shares	Feb. 03, 2025 $ / shares
Class of Stock [Line Items]
Authorized share capital | $					$ 50,000																		$ 18,720,000
Share price | $ / shares																$ 30.60									$ 30.60		$ 416.79
Stock Issued During Period, Value, New Issues | $																							$ 2,596,943		$ 984,059
Share-Based Payment Arrangement, Noncash Expense | $																							$ 1,543,455		$ 414,051		$ 9,119,764
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures																											0
Over-allotment option being exercised																											4,624
Class of Warrant or Right, Outstanding																											0
Pre consolidation, shares																			1,109,750	1,109,750					4,440		4,624
Issuance of shares																									1,290
Stockholders' equity note, changes in capital structure, retroactive impact	the Third Share Consolidation, but before the separately approved increase in authorized share capital, the authorized share capital of the Company would be US$50,000.00064 divided into 26,041,667 Class A Ordinary Shares and 26,041,667 Class B Ordinary Shares, with a par value of US$0.00096 each.
Market price percentage											97.00%
Shares issued percenatge											9.99%
Ordinary shares percentage											19.99%
Commitment fee percentage									1.00%		1.00%
Selling, General and Administrative Expense | $																							$ 2,021,386		$ 2,669,395		$ 4,927,584
Proceeds from issuance from ordinary shares | $																							7,570,002		984,059		10,850,450
IPO [Member]
Class of Stock [Line Items]
Underwriting agreement description														The Company agreed to issue warrants to the Underwriter to purchase a number of Class A Ordinary Shares equal to 7.5% of the total number of Class A Ordinary Shares sold in the IPO, including Class A Ordinary Shares issued upon exercise of underwriter’s over-allotment option at an exercise price equal to 140% of the public offering price of the Class A Ordinary Shares sold in the IPO.
Stand By Equity Subscription Agreement [Member]
Class of Stock [Line Items]
Aggregate subscription amount | $											$ 10,000,000
Subscription Agreement [Member]
Class of Stock [Line Items]
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions | $											25,000
Commitment fee | $									$ 10,000,000		10,000,000
Proceeds from issuance from ordinary shares | $																									984,059
Subscription Agreement [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Class of Stock [Line Items]
[custom:CommitmentShareValue] | $											99,990
Selling, General and Administrative Expense | $											$ 25,000
At The Market (ATM) Agreement [Member]
Class of Stock [Line Items]
Proceeds from issuance from ordinary shares | $																							4,073,059
Gross sales percentage							3.00%
Employees [Member]
Class of Stock [Line Items]
Share-Based Payment Arrangement, Expense | $																							$ 85,636		8,987		$ 1,919,700
Pre consolidation, shares																40,000
First and Second and Third Share Consolidation [Member]
Class of Stock [Line Items]
Pre consolidation, shares																			4,624	4,624
Second and Third Share Consolidation [Member]
Class of Stock [Line Items]
Pre consolidation, shares																3,107
Second and Third Share Consolidation [Member] | Employees [Member]
Class of Stock [Line Items]
Pre consolidation, shares																1,333
Third Share Consolidation [Member] | Subscription Agreement [Member]
Class of Stock [Line Items]
Proceeds from issuance from ordinary shares | $																									$ 2,596,943
Common Stock [Member]
Class of Stock [Line Items]
Authorized share capital | $			$ 18,720,000
Stock issuance, shares			19,500,000,000
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Stock issuance, shares												154,212					5,272,000				996,000	996,000	6,500,000,000
Share price | $ / shares																					$ 1.73		$ 0.00096
Voting rights description																							one vote per share
Common stock, shares issued															78,687
Nominal par value | $ / shares												$ 0.000004					$ 0.000004				$ 0.000004									$ 0.000032	$ 0.000004
Stock Issued During Period, Value, New Issues																					$ 1,724,073	$ 2,344,843
Share-Based Payment Arrangement, Noncash Expense | $																	$ 7,200,064
Common stock, shares outstanding															78,687
Pre consolidation, shares										22,816,212
Post consolidation, shares										285,202.65
Issuance of shares						500,000		112,423
Share issue price | $ / shares						$ 1.80		$ 1.779
Number of issued share, value | $						$ 900,000		$ 200,000
Class A Ordinary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Nominal par value | $ / shares													$ 0.000004
Common stock, shares outstanding													2,587,500
Over-allotment option being exercised													337,500
Price per share | $ / shares													$ 4.00
Class A Ordinary Shares [Member] | After Subdivision [Member]
Class of Stock [Line Items]
Common stock, shares issued															19,671,750
Common stock, shares outstanding															19,671,750
Class A Ordinary Shares [Member] | Stand By Equity Subscription Agreement [Member]
Class of Stock [Line Items]
Nominal par value | $ / shares											$ 0.000004
Class A Ordinary Shares [Member] | 5 Advisors [Member]
Class of Stock [Line Items]
Stock issuance, shares																	4,162,250
Nominal par value | $ / shares																	$ 0.000004
Class A Ordinary Shares [Member] | Employees [Member]
Class of Stock [Line Items]
Stock issuance, shares																	1,109,750
Nominal par value | $ / shares																	$ 0.000004
Class A Ordinary Shares [Member] | First and Second and Third Share Consolidation [Member]
Class of Stock [Line Items]
Stock issuance, shares												643					21,967				4,150	4,150
Share price | $ / shares																					$ 415
Nominal par value | $ / shares												$ 0.00096					$ 0.00096				$ 0.00096
Issuance of shares								3,748
Share issue price | $ / shares								$ 53.37
Class A Ordinary Shares [Member] | First and Second and Third Share Consolidation [Member] | IPO [Member]
Class of Stock [Line Items]
Nominal par value | $ / shares													$ 0.00096
Common stock, shares outstanding													10,781
Over-allotment option being exercised													1,406
Price per share | $ / shares													$ 960.00
Class A Ordinary Shares [Member] | First and Second and Third Share Consolidation [Member] | After Subdivision [Member]
Class of Stock [Line Items]
Common stock, shares issued															81,966
Common stock, shares outstanding															81,966
Class A Ordinary Shares [Member] | First and Second and Third Share Consolidation [Member] | 5 Advisors [Member]
Class of Stock [Line Items]
Stock issuance, shares																	17,343
Nominal par value | $ / shares																	$ 0.00096
Class A Ordinary Shares [Member] | First and Second and Third Share Consolidation [Member] | Employees [Member]
Class of Stock [Line Items]
Stock issuance, shares																	4,624
Nominal par value | $ / shares																	$ 0.00096
Class A Ordinary Shares [Member] | Second and Third Share Consolidation [Member]
Class of Stock [Line Items]
Issuance of shares						16,666
Class A Ordinary Shares [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issuance, shares																							19,500,000,000
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Stock issuance, shares																							6,500,000,000
Voting rights description																							10 votes per share
Common stock, shares issued															48,313
Nominal par value | $ / shares															$ 0.001															$ 0.000032	$ 0.000004
Common stock, shares outstanding															48,313
Class B Ordinary Shares [Member] | After Subdivision [Member]
Class of Stock [Line Items]
Common stock, shares issued															12,078,250
Common stock, shares outstanding															12,078,250
Class B Ordinary Shares [Member] | First and Second and Third Share Consolidation [Member] | After Subdivision [Member]
Class of Stock [Line Items]
Common stock, shares issued															50,326
Common stock, shares outstanding															50,326
Class C Ordinary Shares [Member]
Class of Stock [Line Items]
Stock issuance, shares																							6,500,000,000
Common Class A [Member]
Class of Stock [Line Items]
Stock issuance, shares				1,500,000
Common stock, shares issued																124,837							1,079,569		124,837		22,413,462
Nominal par value | $ / shares			$ 0.00096			$ 0.000032										$ 0.00096							$ 0.00096		$ 0.00096			$ 0.00016	$ 0.00016
Common stock, shares outstanding																124,837							1,079,569		124,837
Pre consolidation, shares		5,331,549			4,214,952
Post consolidation, shares		888,592			842,990
Stock issuance, shares																780,638							1,658,401		780,638
Proceeds from issuance from ordinary shares | $																									$ 10,000,000
Common Class A [Member] | At The Market (ATM) Agreement [Member]
Class of Stock [Line Items]
Stock issuance, shares																							1,925,258
Proceeds from issuance from ordinary shares | $																							$ 300,000,000
Aggregate offering price | $							$ 300,000,000
Common Class A [Member] | Employees [Member]
Class of Stock [Line Items]
Stock issuance, shares																		1,109,750
Nominal par value | $ / shares																		$ 0.000004
Common Class A [Member] | First and Second and Third Share Consolidation [Member]
Class of Stock [Line Items]
Common stock, shares issued																											93,390
Stock issuance, shares																26,021									26,021
Common Class A [Member] | First and Second and Third Share Consolidation [Member] | Employees [Member]
Class of Stock [Line Items]
Stock issuance, shares																		4,624
Nominal par value | $ / shares																		$ 0.00096
Common Class A [Member] | Second and Third Share Consolidation [Member]
Class of Stock [Line Items]
Stock issuance, shares									1,290
Common Class A [Member] | Post First Share Consolidation [Member]
Class of Stock [Line Items]
Stock issuance, shares									38,708
Common Class A [Member] | Third Share Consolidation [Member]
Class of Stock [Line Items]
Stock issuance, shares				250,000
Stock issuance, shares																							276,399
Common Class A [Member] | Third Share Consolidation [Member] | At The Market (ATM) Agreement [Member]
Class of Stock [Line Items]
Stock issuance, shares																							320,876
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issuance, shares			6,500,000,000		156,250,000																		276,399	[1]	24,730	[1]
Stock Issued During Period, Value, New Issues | $																							$ 265		$ 24
Common Class B [Member]
Class of Stock [Line Items]
Stock issuance, shares				1,500,000	156,250,000
Share price | $ / shares					$ 0.00016
Common stock, shares issued																48,648							305,947		48,648		12,078,250
Nominal par value | $ / shares			$ 0.00096			$ 0.000032										$ 0.00096							$ 0.00096		$ 0.00096			$ 0.00016	$ 0.00016
Common stock, shares outstanding																48,648							305,947		48,648
Common Class B [Member] | First and Second and Third Share Consolidation [Member]
Class of Stock [Line Items]
Common stock, shares issued																											50,326
Common Class B [Member] | Third Share Consolidation [Member]
Class of Stock [Line Items]
Stock issuance, shares				250,000
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issuance, shares			6,500,000,000
Stock Issued During Period, Value, New Issues | $
Class A and B Ordinary Shares [Member]
Class of Stock [Line Items]
Stock issuance, shares															250
Nominal par value | $ / shares															$ 0.000004
Class A and B Ordinary Shares [Member] | First and Second and Third Share Consolidation [Member]
Class of Stock [Line Items]
Nominal par value | $ / shares															$ 0.00096
Common Class C [Member]
Class of Stock [Line Items]
Common stock, shares issued																							0
Nominal par value | $ / shares																							$ 0.00096
Common stock, shares outstanding																							0
Common Class C [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issuance, shares			6,500,000,000
Share price | $ / shares			$ 0.00096

[1]	Retroactively restated to give effect to a share consolidation at a ratio of 1:5 ordinary shares effective on September 23, 2025 (with Class A Ordinary Shares beginning trading on Nasdaq on a post-consolidation basis on September 25, 2025). Retroactively restated to give effect to a share consolidation at a ratio of 1:6 ordinary shares effective on June 22, 2026 (with Class A Ordinary Shares beginning trading on Nasdaq on a post-consolidation basis on June 29, 2026).